Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	1,002,418,336.73	38,816
Yield Supplement Overcollateralization Amount 12/31/25	64,834,040.00	0
Receivables Balance 12/31/25	1,067,252,376.73	38,816
Principal Payments	37,856,700.09	855
Defaulted Receivables	2,670,987.75	75
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	61,625,394.52	0
Pool Balance at 01/31/26	965,099,294.37	37,886

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.80%
Prepayment ABS Speed	1.81%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,422,649.62	395
Past Due 61-90 days	3,353,683.89	116
Past Due 91-120 days	1,137,842.56	35
Past Due 121+ days	0.00	0
Total	14,914,176.07	546

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	1,642,770.20
Aggregate Net Losses/(Gains) - January 2026	1,028,217.55
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.16%
Prior Net Losses/(Gains) Ratio	0.91%
Second Prior Net Losses/(Gains) Ratio	0.57%
Third Prior Net Losses/(Gains) Ratio	0.94%
Four Month Average	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	8,685,893.65
Actual Overcollateralization	8,685,893.65
Weighted Average Contract Rate	6.35%
Weighted Average Contract Rate, Yield Adjusted	9.34%
Weighted Average Remaining Term	56.67

Flow of Funds	$ Amount
Collections	45,171,497.63
Investment Earnings on Cash Accounts	13,449.19
Servicing Fee	(889,376.98)
Transfer to Collection Account	-
Available Funds	44,295,569.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,291,488.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	9,997,277.33
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,685,893.65
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,815,976.85

Total Distributions of Available Funds	44,295,569.84

Servicing Fee	889,376.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	993,396,571.70
Principal Paid	36,983,170.98
Note Balance @ 02/17/26	956,413,400.72

Class A-1
Note Balance @ 01/15/26	20,776,571.70
Principal Paid	20,776,571.70
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	233,000,000.00
Principal Paid	9,033,822.09
Note Balance @ 02/17/26	223,966,177.91
Note Factor @ 02/17/26	96.1228231%

Class A-2b
Note Balance @ 01/15/26	185,000,000.00
Principal Paid	7,172,777.19
Note Balance @ 02/17/26	177,827,222.81
Note Factor @ 02/17/26	96.1228231%

Class A-3
Note Balance @ 01/15/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	418,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-4
Note Balance @ 01/15/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	81,810,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	36,510,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	18,300,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,496,422.01
Total Principal Paid	36,983,170.98
Total Paid	40,479,592.99

Class A-1
Coupon	4.35900%
Interest Paid	83,017.99
Principal Paid	20,776,571.70
Total Paid to A-1 Holders	20,859,589.69

Class A-2a
Coupon	4.19000%
Interest Paid	813,558.33
Principal Paid	9,033,822.09
Total Paid to A-2a Holders	9,847,380.42

Class A-2b
SOFR Rate	3.70735%
Coupon	4.05735%
Interest Paid	688,058.94
Principal Paid	7,172,777.19
Total Paid to A-2b Holders	7,860,836.13

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8694006
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.3508937
Total Distribution Amount	33.2202943

A-1 Interest Distribution Amount	0.3376087
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	84.4919549
Total A-1 Distribution Amount	84.8295636

A-2a Interest Distribution Amount	3.4916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	38.7717686
Total A-2a Distribution Amount	42.2634353

A-2b Interest Distribution Amount	3.7192375
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	38.7717686
Total A-2b Distribution Amount	42.4910061

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	270.32
Noteholders' Third Priority Principal Distributable Amount	494.82
Noteholders' Principal Distributable Amount	234.86

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	3,046,305.69
Investment Earnings	9,055.76
Investment Earnings Paid	(9,055.76)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69